Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock, par value (in usd per share)	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, shares authorized (in shares)	10,000,000	125,419,265
Redeemable convertible preferred stock, shares issued (in shares)	0	117,734,383
Redeemable convertible preferred stock, shares oustanding (in shares)	0	117,734,383
Redeemable convertible preferred stock, liquidation preference	$ 0	$ 133,762
Common stock, par value (in usd per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	500,000,000	176,025,618
Common stock, shares issued	183,232,494	16,003,558
Common stock, shares outstanding	183,232,494	16,003,558